LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.16%
•Fannie Mae Connecticut Avenue Securities
Series 2023-R07 2M1 7.27% (SOFR30A + 1.95%) 9/25/43	4,038,916	$4,075,246
Series 2023-R08 1M1 6.82% (SOFR30A + 1.50%) 10/25/43	2,261,335	2,269,889
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.48% (SOFR30A + 1.16%) 12/25/29	51,535	51,638
Series 2023-HQA3 A1 7.17% (SOFR30A + 1.85%) 11/25/43	2,945,569	2,978,461
Total Agency Collateralized Mortgage Obligations (Cost $9,297,235)		9,375,234
AGENCY MORTGAGE-BACKED SECURITIES–6.82%
Fannie Mae S.F. 30 yr
4.50% 10/1/52	5,491,969	5,229,616
5.50% 3/1/53	4,629,840	4,608,534
6.00% 12/1/52	6,632,118	6,710,207
6.00% 6/1/53	1,551,791	1,565,814
Freddie Mac S.F. 15 yr 4.50% 5/1/38	7,397,092	7,280,202
Freddie Mac S.F. 20 yr 5.50% 7/1/43	3,539,774	3,558,538
Freddie Mac S.F. 30 yr
4.50% 10/1/52	3,861,279	3,676,824
5.00% 6/1/53	9,027,691	8,807,401
5.50% 11/1/52	2,480,386	2,476,316
6.00% 9/1/53	7,567,300	7,635,761
GNMA II S.F. 30 yr 5.00% 9/20/52	3,630,723	3,570,412
Total Agency Mortgage-Backed Securities (Cost $55,024,899)		55,119,625
AGENCY OBLIGATIONS–3.97%
Federal Farm Credit Banks Funding Corp. 5.44% 1/9/29	8,000,000	7,988,694
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	7,677,934
4.00% 2/28/25	4,220,000	4,177,355
4.20% 8/28/25	4,220,000	4,174,928
5.60% 3/6/26	8,065,000	8,054,318
Total Agency Obligations (Cost $32,670,000)		32,073,229
CORPORATE BONDS–25.56%
Aerospace & Defense–0.10%
Boeing Co. 2.20% 2/4/26	910,000	851,941
		851,941
Auto Manufacturers–0.37%
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	193,953
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC (continued)
2.90% 2/16/28	450,000	$406,826
2.90% 2/10/29	280,000	246,877
5.80% 3/5/27	820,000	823,032
5.80% 3/8/29	645,000	647,566
6.80% 11/7/28	315,000	328,789
General Motors Financial Co., Inc. 5.75% 2/8/31	335,000	338,632
		2,985,675
Banks–7.57%
Banco Santander SA
μ5.54% 3/14/30	600,000	599,941
5.59% 8/8/28	600,000	608,474
μBank of America Corp.
2.48% 9/21/36	2,020,000	1,615,663
5.47% 1/23/35	1,020,000	1,026,649
5.82% 9/15/29	984,000	1,008,933
5.87% 9/15/34	485,000	503,028
6.20% 11/10/28	1,315,000	1,360,309
μBank of Montreal 7.70% 5/26/84	970,000	981,398
μBank of New York Mellon Corp. 5.80% 10/25/28	150,000	154,037
μBarclays PLC
6.22% 5/9/34	501,000	516,730
7.39% 11/2/28	436,000	462,361
Citibank NA 5.49% 12/4/26	505,000	510,400
μCitizens Bank NA
4.12% 5/23/25	3,885,000	3,869,875
6.06% 10/24/25	1,410,000	1,404,341
μCitizens Financial Group, Inc. 4.30% 2/11/31	750,000	674,165
Credit Agricole SA 5.51% 7/5/33	1,645,000	1,686,244
μDeutsche Bank AG
6.72% 1/18/29	492,000	508,808
6.82% 11/20/29	752,000	786,143
7.15% 7/13/27	640,000	657,736
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	1,151,000	1,051,734
•6.17% (SOFR + 0.81%) 3/9/27	2,705,000	2,700,935
μ6.48% 10/24/29	1,085,000	1,141,550
•6.74% (TSFR03M + 1.43%) 5/15/26	4,925,000	4,968,243
μHuntington Bancshares, Inc. 6.21% 8/21/29	1,020,000	1,043,982
Huntington National Bank
μ4.01% 5/16/25	2,230,000	2,221,617
μ4.55% 5/17/28	790,000	765,671
5.65% 1/10/30	555,000	558,098
μING Groep NV 6.08% 9/11/27	485,000	490,990
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μJPMorgan Chase & Co.
2.55% 11/8/32	1,165,000	$969,404
4.08% 4/26/26	1,040,000	1,024,066
5.01% 1/23/30	735,000	731,989
KeyBank NA 4.15% 8/8/25	2,130,000	2,070,433
μKeyCorp 3.88% 5/23/25	1,885,000	1,876,522
μMorgan Stanley
2.48% 9/16/36	135,000	106,769
5.17% 1/16/30	600,000	600,508
5.25% 4/21/34	282,000	279,796
5.47% 1/18/35	115,000	116,028
6.14% 10/16/26	4,755,000	4,809,383
6.30% 10/18/28	2,105,000	2,177,634
6.41% 11/1/29	705,000	739,237
6.63% 11/1/34	960,000	1,050,342
PNC Bank NA 3.88% 4/10/25	970,000	953,419
μPNC Financial Services Group, Inc.
5.68% 1/22/35	625,000	630,693
6.88% 10/20/34	1,070,000	1,171,682
Popular, Inc. 7.25% 3/13/28	555,000	568,258
State Street Corp. 4.99% 3/18/27	920,000	921,782
SVB Financial Group
‡1.80% 10/28/26	277,000	175,415
μ‡4.57% 4/29/33	690,000	437,077
Toronto-Dominion Bank 4.11% 6/8/27	266,000	258,926
μTruist Bank 2.64% 9/17/29	653,000	627,829
μTruist Financial Corp. 1.89% 6/7/29	810,000	703,098
μU.S. Bancorp
4.65% 2/1/29	717,000	702,712
5.38% 1/23/30	285,000	286,259
5.73% 10/21/26	175,000	175,947
6.79% 10/26/27	435,000	450,451
μUBS Group AG 5.70% 2/8/35	350,000	351,771
μWells Fargo & Co. 3.91% 4/25/26	2,360,000	2,316,242
		61,161,727
Biotechnology–0.24%
Amgen, Inc.
5.15% 3/2/28	485,000	488,109
5.25% 3/2/30	460,000	466,991
5.25% 3/2/33	985,000	993,286
		1,948,386
Building Materials–0.23%
Carrier Global Corp. 5.80% 11/30/25	1,855,000	1,867,312
		1,867,312
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.32%
Celanese U.S. Holdings LLC
6.05% 3/15/25	375,000	$375,721
6.17% 7/15/27	345,000	351,386
LYB International Finance III LLC 5.50% 3/1/34	1,855,000	1,858,430
		2,585,537
Commercial Services–0.53%
ERAC USA Finance LLC
4.90% 5/1/33	445,000	436,238
5.00% 2/15/29	425,000	425,709
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	367,000	366,330
Triton Container International Ltd. 1.15% 6/7/24	3,070,000	3,042,489
		4,270,766
Computers–0.38%
Apple, Inc. 1.40% 8/5/28	650,000	571,254
International Business Machines Corp. 3.00% 5/15/24	2,515,000	2,506,307
		3,077,561
Diversified Financial Services–2.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	630,000	585,055
3.65% 7/21/27	1,530,000	1,446,956
4.63% 10/15/27	440,000	428,954
5.10% 1/19/29	3,245,000	3,225,833
6.50% 7/15/25	365,000	368,519
Air Lease Corp.
2.88% 1/15/26	3,580,000	3,423,392
3.38% 7/1/25	400,000	389,803
μ4.13% 12/15/26	400,000	346,548
4.63% 10/1/28	24,000	23,351
5.10% 3/1/29	18,000	17,881
Aviation Capital Group LLC
1.95% 1/30/26	1,255,000	1,171,394
3.50% 11/1/27	1,945,000	1,810,071
Jefferies Financial Group, Inc.
2.63% 10/15/31	405,000	333,707
5.88% 7/21/28	2,048,000	2,084,824
6.05% 3/12/25	940,000	940,995
		16,597,283
Electric–2.69%
AEP Texas, Inc. 5.40% 6/1/33	330,000	329,277
Avangrid, Inc. 3.20% 4/15/25	765,000	745,388
DTE Energy Co. 5.10% 3/1/29	835,000	831,633
LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Carolinas LLC 4.95% 1/15/33	630,000	$626,527
μDuke Energy Corp. 4.88% 9/16/24	1,015,000	1,006,150
Enel Finance International NV
1.88% 7/12/28	380,000	332,840
2.25% 7/12/31	210,000	170,014
4.25% 6/15/25	765,000	752,900
Exelon Corp. 5.30% 3/15/33	415,000	416,286
National Rural Utilities Cooperative Finance Corp. 5.80% 1/15/33	135,000	140,459
NextEra Energy Capital Holdings, Inc. 5.75% 9/1/25	315,000	316,352
NRG Energy, Inc. 3.75% 6/15/24	1,690,000	1,681,030
Pacific Gas & Electric Co. 2.10% 8/1/27	2,455,000	2,210,403
PacifiCorp
5.10% 2/15/29	205,000	206,473
5.45% 2/15/34	350,000	351,126
Sempra
3.30% 4/1/25	2,845,000	2,783,415
μ4.88% 10/15/25	340,000	332,671
Southern California Edison Co.
1.10% 4/1/24	5,980,000	5,980,000
5.20% 6/1/34	770,000	762,282
Vistra Operations Co. LLC
5.13% 5/13/25	846,000	838,517
6.95% 10/15/33	870,000	928,605
		21,742,348
Electronics–0.04%
Amphenol Corp. 2.05% 3/1/25	375,000	363,316
		363,316
Entertainment–0.28%
Warnermedia Holdings, Inc.
3.64% 3/15/25	2,155,000	2,112,183
4.05% 3/15/29	200,000	187,225
		2,299,408
Health Care Products–0.20%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,615,000	1,586,594
		1,586,594
Health Care Services–1.07%
HCA, Inc. 5.45% 4/1/31	895,000	899,669
UnitedHealth Group, Inc.
4.25% 1/15/29	4,130,000	4,047,275
4.50% 4/15/33	2,955,000	2,859,618
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
4.90% 4/15/31	850,000	$850,392
		8,656,954
Insurance–1.77%
American International Group, Inc. 5.13% 3/27/33	1,085,000	1,078,958
Aon North America, Inc.
5.13% 3/1/27	695,000	699,161
5.30% 3/1/31	1,375,000	1,385,274
•Athene Global Funding 6.06% (SOFRINDX + 0.70%) 5/24/24	5,580,000	5,582,890
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,293,528
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,224,852
		14,264,663
Iron & Steel–0.11%
Nucor Corp. 3.95% 5/23/25	890,000	876,034
		876,034
Machinery Diversified–0.08%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	551,135
2.57% 2/15/30	75,000	65,948
		617,083
Mining–0.36%
BHP Billiton Finance USA Ltd. 5.25% 9/8/30	431,000	438,273
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30% 3/15/26	2,475,000	2,481,091
		2,919,364
Miscellaneous Manufacturing–0.67%
Teledyne Technologies, Inc.
0.95% 4/1/24	4,335,000	4,335,000
2.25% 4/1/28	1,190,000	1,070,080
		5,405,080
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	260,000	241,430
3.28% 12/1/28	965,000	879,540
		1,120,970
Oil & Gas–0.36%
BP Capital Markets America, Inc. 4.81% 2/13/33	430,000	424,368
ConocoPhillips Co. 2.40% 3/7/25	283,000	275,502
LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil Corp.
2.02% 8/16/24	720,000	$711,266
2.28% 8/16/26	310,000	293,501
Occidental Petroleum Corp. 6.13% 1/1/31	1,154,000	1,195,094
		2,899,731
Pharmaceuticals–1.29%
AbbVie, Inc.
4.80% 3/15/29	5,695,000	5,703,356
4.95% 3/15/31	1,155,000	1,163,243
Becton Dickinson & Co. 3.36% 6/6/24	2,270,000	2,260,023
Cardinal Health, Inc. 5.13% 2/15/29	995,000	996,940
Zoetis, Inc. 5.40% 11/14/25	280,000	280,366
		10,403,928
Pipelines–2.43%
Cheniere Energy Partners LP 4.50% 10/1/29	1,035,000	985,058
Enbridge, Inc. 2.50% 2/14/25	3,820,000	3,720,488
Energy Transfer LP
4.50% 4/15/24	5,000,000	4,997,277
μ6.50% 11/15/26	1,405,000	1,377,100
Enterprise Products Operating LLC 5.35% 1/31/33	185,000	188,830
Kinder Morgan, Inc.
5.00% 2/1/29	305,000	303,746
5.20% 6/1/33	635,000	625,362
MPLX LP
1.75% 3/1/26	405,000	378,592
4.88% 12/1/24	4,190,000	4,167,303
ONEOK, Inc.
5.65% 11/1/28	310,000	316,883
5.80% 11/1/30	415,000	427,526
6.05% 9/1/33	278,000	289,941
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,645,000	1,621,517
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	201,386
		19,601,009
Real Estate Investment Trusts–0.53%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	2,749,633
VICI Properties LP 4.95% 2/15/30	1,585,000	1,532,781
		4,282,414
Semiconductors–0.43%
Broadcom, Inc. 3.42% 4/15/33	737,000	638,905
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Entegris, Inc. 4.75% 4/15/29	740,000	$709,183
Microchip Technology, Inc. 0.98% 9/1/24	2,180,000	2,135,721
		3,483,809
Software–0.15%
Oracle Corp.
4.65% 5/6/30	285,000	279,476
5.80% 11/10/25	190,000	191,566
6.15% 11/9/29	405,000	426,844
Workday, Inc.
3.50% 4/1/27	120,000	114,907
3.70% 4/1/29	185,000	174,451
		1,187,244
Telecommunications–1.17%
AT&T, Inc.
1.70% 3/25/26	3,790,000	3,543,450
2.30% 6/1/27	510,000	470,098
Rogers Communications, Inc. 5.00% 2/15/29	2,000,000	1,986,111
Sprint LLC 7.13% 6/15/24	2,330,000	2,333,991
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	662,500	658,848
T-Mobile USA, Inc. 5.75% 1/15/34	435,000	452,999
		9,445,497
Total Corporate Bonds (Cost $208,856,322)		206,501,634
LOAN AGREEMENTS–5.18%
•AmWINS Group, Inc. 7.69% (SOFRTE01M + 2.25%) 2/19/28	1,949,651	1,949,320
•Asplundh Tree Expert LLC 7.18% (SOFR CME01M + 1.75%) 9/7/27	1,315,350	1,315,443
•Avantor Funding, Inc. 7.68% (SOFRTE01M + 2.25%) 11/8/27	742,860	743,194
•Caesars Entertainment, Inc. 8.04% (SOFR CME03M + 2.75%) 2/6/31	1,250,000	1,250,000
•Calpine Construction Finance Co. LP 7.58% (SOFR CME01M + 2.25%) 7/31/30	1,861,274	1,858,482
•Castlelake Aviation Ltd. 8.08% (SOFR CME03M + 2.75%) 10/22/27	1,994,950	1,995,787
•Charter Communications Operating LLC
7.08% (SOFR CME01M + 1.75%) 2/1/27	2,208,954	2,208,402
LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Charter Communications Operating LLC (continued)
7.30% (SOFR CME03M + 2.00%) 12/7/30	1,995,000	$1,974,432
•Delta Air Lines, Inc. 9.07% (SOFR CME03M + 3.75%) 10/20/27	750,000	772,815
•DirecTV Financing LLC 10.44% (SOFR CME01M + 5.00%) 8/2/27	1,129,131	1,129,605
•Flutter Financing BV 7.56% (SOFRTE03M + 2.25%) 11/25/30	1,995,000	1,993,923
•Frontier Communications Corp. 9.19% (SOFRTE01M + 3.75%) 10/8/27	1,448,861	1,442,978
•GTCR W Merger Sub LLC 8.31% (SOFR CME01M + 3.00%) 1/31/31	2,000,000	2,005,420
•Instructure Holdings, Inc. 8.35% (SOFRTE03M + 2.75%) 10/30/28	1,945,038	1,942,607
•Iron Mountain, Inc. 7.58% (SOFR CME01M + 2.25%) 1/31/31	1,945,125	1,927,288
•Jazz Financing Lux SARL 8.33% (SOFR CME01M + 3.00%) 5/5/28	1,177,928	1,183,818
•Lamar Media Corp. 6.93% (SOFR CME01M + 1.50%) 2/5/27	1,000,435	997,934
•Medline Borrower LP 8.44% (SOFR CME01M + 3.00%) 10/23/28	1,307,752	1,310,563
•Mileage Plus Holdings LLC 10.73% (SOFR CME03M + 5.25%) 6/21/27	650,000	668,538
Parkway Generation LLC
•10.32% (SOFRTE03M + 4.75%) 2/18/29	1,972,758	1,965,360
•10.32% (SOFRTE03M + 4.75%) 2/18/29	262,069	261,086
•Peer Holding III BV 8.56% (SOFR CME03M + 3.25%) 10/28/30	2,500,000	2,503,125
•Setanta Aircraft Leasing Designated Activity Co. 7.56% (SOFR CME03M + 2.00%) 11/5/28	2,450,000	2,453,577
•SS&C European Holdings SARL 7.19% (SOFR CME01M + 1.75%) 4/16/25	564,578	564,556
•SS&C Technologies, Inc. 7.19% (SOFR CME01M + 1.75%) 4/16/25	597,964	597,940
•Standard Industries, Inc. 7.69% (SOFR CME01M + 2.25%) 9/22/28	1,760,587	1,760,587
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ultimate Software Group, Inc. 8.54% (SOFR CME03M + 3.25%) 5/4/26	1,031,656	$1,036,556
•United Rentals, Inc. 7.08% (SOFR CME01M + 1.75%) 2/14/31	1,000,000	1,001,880
Zekelman Industries, Inc. 0.00% 1/24/31	1,000,000	1,000,140
Total Loan Agreements (Cost $41,710,881)		41,815,356
NON-AGENCY ASSET-BACKED SECURITIES–12.38%
•Allegro CLO VIII Ltd. Series 2018-2A A 6.68% (TSFR03M + 1.36%) 7/15/31	448,333	448,447
•Apex Credit CLO Ltd. Series 2018-1A A2 6.62% (TSFR03M + 1.29%) 4/25/31	469,306	468,860
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.69% (TSFR03M + 1.37%) 7/20/31	852,504	852,844
•BMW Vehicle Owner Trust Series 2023-A A2B 5.75% (SOFR30A + 0.43%) 4/27/26	5,091,801	5,095,333
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.62% (TSFR03M + 1.31%) 5/15/31	1,624,067	1,625,324
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.56% (TSFR03M + 1.24%) 4/20/31	1,116,792	1,117,460
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	6,880,000	6,841,295
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	5,000,000	4,989,424
Dell Equipment Finance Trust Series 2023-1 A3 5.65% 9/22/28	5,000,000	5,011,250
Enterprise Fleet Financing LLC
Series 2021-3 A2 0.77% 8/20/27	2,910,649	2,860,366
Series 2022-4 A2 5.76% 10/22/29	3,847,145	3,853,263
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	100,000	99,853
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,811,434
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	10,016,356
Hyundai Auto Lease Securitization Trust Series 2024-A A3 5.02% 3/15/27	5,100,000	5,075,308
LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Hyundai Auto Receivables Trust Series 2023-B A2B 5.80% (SOFR30A + 0.48%) 5/15/26	5,263,754	$5,269,570
•ICG US CLO Ltd. Series 2014-1A A1A2 6.78% (TSFR03M + 1.46%) 10/20/34	2,000,000	1,996,446
•Marathon CLO Ltd. Series 2021-16A A1A 6.78% (TSFR03M + 1.46%) 4/15/34	2,000,000	1,980,072
•Midocean Credit CLO IX Series 2018-9A A1 6.73% (TSFR03M + 1.41%) 7/20/31	1,567,467	1,567,521
•MKS CLO Ltd. Series 2017-2A A 6.77% (TSFR03M + 1.45%) 1/20/31	1,952,603	1,951,806
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 6.97% (TSFR03M + 1.65%) 1/20/34	2,750,000	2,752,126
PFS Financing Corp.
Series 2021-A A 0.71% 4/15/26	4,000,000	3,991,667
Series 2024-B A1 4.95% 2/15/29	5,000,000	4,981,723
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.88% (TSFR03M + 1.55%) 4/25/37	500,000	500,374
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.77% (TSFR03M + 1.44%) 10/26/31	2,000,000	2,001,092
•Steele Creek CLO Ltd. Series 2017-1A A 6.83% (TSFR03M + 1.51%) 10/15/30	1,193,651	1,193,977
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	5,000,000	4,980,369
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.71% (TSFR03M + 1.39%) 4/15/34	1,500,000	1,499,957
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.95% (SOFR30A + 0.63%) 3/22/27	6,500,000	6,513,743
•World Omni Auto Receivables Trust Series 2023-C A2B 5.73% (SOFR30A + 0.41%) 12/15/26	5,639,575	5,643,722
•Zais CLO 16 Ltd. Series 2020-16A A1R 7.00% (TSFR03M + 1.68%) 10/20/34	3,000,000	3,000,195
Total Non-Agency Asset-Backed Securities (Cost $100,173,136)		99,991,177
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.42%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	$3,480,700
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	2,000,000	1,684,231
Benchmark Mortgage Trust
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,518,076
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,691,835
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	6,720,941
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,850,808
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	2,081,712
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	3,505,216
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	4,179,283
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	7,206,259
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,070,414
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	6,827,810
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,760,133
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	8,780,000	7,410,710
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $81,998,562)		67,988,128
ΔREGIONAL BOND–1.02%
Canada—1.02%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,243,180
		8,243,180
Total Regional Bond (Cost $8,493,531)		8,243,180
ΔSOVEREIGN BONDS–5.72%
Australia—0.48%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,907,917
		3,907,917
Canada—3.87%
OMERS Finance Trust
1.10% 3/26/26	5,000,000	4,641,324
2.50% 5/2/24	4,335,000	4,323,834
LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada (continued)
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	$9,524,594
Province of Manitoba 4.30% 7/27/33	8,000,000	7,803,176
Province of Quebec Canada 4.50% 4/3/29	5,000,000	4,999,590
		31,292,518
Japan—0.64%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,809,033
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,341,675
		5,150,708
Sweden—0.73%
Svensk Exportkredit AB 0.63% 10/7/24	6,000,000	5,854,092
		5,854,092
Total Sovereign Bonds (Cost $47,673,334)		46,205,235
SUPRANATIONAL BANKS–8.15%
Asian Development Bank 2.88% 5/6/25	4,500,000	4,396,075
European Investment Bank 2.75% 8/15/25	6,000,000	5,829,745
•Inter-American Development Bank
5.55% (SOFRINDX + 0.20%) 2/10/26	6,000,000	5,993,489
5.65% (SOFRINDX + 0.30%) 2/15/29	10,000,000	9,940,300
5.72% (SOFRINDX + 0.36%) 6/10/31	7,000,000	6,935,071
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	$3,891,291
•International Bank for Reconstruction & Development
5.54% (SOFRINDX + 0.18%) 6/15/26	12,000,000	11,989,428
5.65% (SOFRINDX + 0.29%) 11/22/28	7,000,000	6,965,454
5.72% (SOFRINDX + 0.37%) 2/11/31	10,000,000	9,928,000
Total Supranational Banks (Cost $66,487,678)		65,868,853
U.S. TREASURY OBLIGATIONS–18.89%
•U.S. Treasury Floating Rate Notes
5.43% 7/31/25 (USBMMY3M + 0.13%)	114,320,000	114,269,116
5.55% 1/31/26 (USBMMY3M + 0.25%)	35,630,000	35,667,060
U.S. Treasury Notes
4.00% 2/15/34	380,000	373,706
4.25% 2/28/29	2,275,000	2,278,022
Total U.S. Treasury Obligations (Cost $152,563,580)		152,587,904

	Number of Shares
MONEY MARKET FUND–2.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	18,187,337	18,187,337
Total Money Market Fund (Cost $18,187,337)		18,187,337

TOTAL INVESTMENTS–99.52% (Cost $823,136,495)	803,956,892

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	3,840,865
NET ASSETS APPLICABLE TO 81,920,531 SHARES OUTSTANDING–100.00%	$807,797,757

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
ΔSecurities have been classified by country of origin.
LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
(189)	U.S. Treasury 5 yr Notes	$(20,225,953)	$(20,203,418)	6/28/24	$—	$(22,535)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
15,310,000	0.48	(5.31)[3]	Semiannual/Quarterly	10/5/30	$3,363,399	$—	$3,363,399	$—
2,875,000	3.35	(5.31)[4]	Annual	2/10/33	115,095	—	115,095	—
5,375,000	3.48	(5.31)[4]	Annual	6/13/33	230,077	—	230,077	—
17,655,000	2.81	(5.31)[4]	Annual	8/8/25	763,509	—	763,509	—
19,545,000	0.09	(5.31)[4]	Annual	8/24/25	1,873,556	—	1,873,556	—
19,825,000	0.72	(5.31)[4]	Annual	3/25/26	1,448,303	—	1,448,303	—
5,700,000	1.65	(5.31)[4]	Annual/Semiannual	2/22/27	429,363	—	429,363	—
28,600,000	3.91	(5.31)[4]	Annual	2/27/28	234,031	—	234,031	—
18,405,000	3.53	(5.31)[4]	Annual	5/26/28	654,021	—	654,021	—
3,605,000	3.68	(5.31)[4]	Annual	6/13/28	99,892	—	99,892	—
9,500,000	0.28	(5.31)[4]	Annual	10/5/27	1,433,737	—	1,433,737	—
18,415,000	2.42	(5.31)[4]	Annual	8/2/29	1,717,821	—	1,717,821	—
6,795,000	4.56	(5.31)[4]	Annual	10/24/30	(229,497)	—	—	(229,497)
6,115,000	4.96	(5.31)[4]	Annual	11/2/25	(10,066)	—	—	(10,066)
16,255,000	4.79	(5.31)[4]	Annual	11/13/25	17,673	—	17,673	—
8,585,000	4.27	(5.31)[4]	Annual	11/13/28	(52,430)	—	—	(52,430)
19,415,000	3.52	(5.31)[4]	Annual	12/28/30	524,254	—	524,254	—
20,315,000	4.14	(5.31)[4]	Annual	12/28/25	243,018	—	243,018	—
7,185,000	3.43	(5.31)[4]	Annual	1/2/34	273,951	—	273,951	—
12,450,000	3.51	(5.31)[4]	Annual	1/2/29	321,062	—	321,062	—
17,725,000	3.97	(5.31)[4]	Annual	2/20/29	46,183	—	46,183	—
17,835,000	4.04	(5.31)[4]	Annual	3/18/29	(35,276)	—	—	(35,276)
19,725,000	3.76	(5.31)[4]	Annual	2/5/27	328,191	—	328,191	—
Total IRS Contracts						$—	$14,117,136	$(327,269)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR03M–Secured Overnight Financing Rate 3 Months
LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$9,375,234	$—	$9,375,234
Agency Mortgage-Backed Securities	—	55,119,625	—	55,119,625
Agency Obligations	—	32,073,229	—	32,073,229
Corporate Bonds	—	206,501,634	—	206,501,634
Loan Agreements	—	41,815,356	—	41,815,356
Non-Agency Asset-Backed Securities	—	99,991,177	—	99,991,177
Non-Agency Commercial Mortgage-Backed Securities	—	67,988,128	—	67,988,128
Regional Bond	—	8,243,180	—	8,243,180
Sovereign Bonds	—	46,205,235	—	46,205,235
Supranational Banks	—	65,868,853	—	65,868,853
U.S. Treasury Obligations	—	152,587,904	—	152,587,904
Money Market Fund	18,187,337	—	—	18,187,337
Total Investments	$18,187,337	$785,769,555	$—	$803,956,892
Derivatives:

Assets:
Swap Contracts	$—	$14,117,136	$—	$14,117,136
Liabilities:
Futures Contract	$(22,535)	$—	$—	$(22,535)
Swap Contracts	$—	$(327,269)	$—	$(327,269)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Diversified Floating Rate Fund–11